United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2013

Date of Reporting Period: Quarter ended 11/30/2012

Item 1. Schedule of Investments

Federated Total Return Government Bond Fund
Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount			Value
		U.S. Treasury—21.1%
		U.S. Treasury Bonds—11.1%
$2,200,000		11.250%, 2/15/2015	$2,728,464
1,800,000		7.250%, 8/15/2022	2,741,147
4,000,000		7.125%, 2/15/2023	6,102,500
3,300,000		6.250%, 8/15/2023 - 5/15/2030	5,102,113
7,700,000		7.625%, 2/15/2025	12,592,147
9,500,000		5.250%, 2/15/2029	13,406,875
18,000,000		3.500%, 2/15/2039	20,781,844
33,500,000		4.375%, 11/15/2039 - 5/15/2041	44,560,446
3,000,000		4.750%, 2/15/2041	4,222,687
10,000,000		3.750%, 8/15/2041	12,014,687
5,000,000		3.125%, 2/15/2042	5,351,015
4,000,000		3.000%, 5/15/2042	4,172,438
		TOTAL	133,776,363
		U.S. Treasury Notes—10.0%
24,000,000	[1]	1.250%, 2/15/2014 - 4/15/2014	24,298,592
11,500,000		2.625%, 6/30/2014 - 12/31/2014	11,952,237
11,100,000	[2]	4.250%, 8/15/2014 - 8/15/2015	12,134,480
10,000,000		2.375%, 8/31/2014	10,367,969
22,000,000		0.375%, 3/15/2015	22,045,718
12,000,000		0.250%, 8/15/2015	11,979,937
2,000,000		2.000%, 4/30/2016	2,109,437
18,380,000		5.125%, 5/15/2016	21,348,945
5,000,000		1.500%, 3/31/2019	5,184,375
		TOTAL	121,421,690
		TOTAL U.S. TREASURY (IDENTIFIED COST $224,094,303)	255,198,053
		GOVERNMENT AGENCIES—31.2%
		Federal Farm Credit System—3.1%
500,000		5.550%, 7/23/2014	543,053
20,000,000		1.625%, 11/19/2014	20,500,740
1,000,000		4.300%, 12/15/2014	1,080,027
1,000,000		5.200%, 1/7/2015	1,101,039
1,000,000		5.570%, 11/23/2016	1,194,517
4,300,000		3.875%, 1/12/2021	5,092,676
249,000		5.800%, 11/10/2021	336,791
5,000,000		5.410%, 4/17/2036	6,829,181
		TOTAL	36,678,024
		Federal Home Loan Bank System—7.6%
1,000,000		2.375%, 5/13/2013	1,009,682
27,000,000		3.625%, 10/18/2013 - 3/12/2021	29,659,863
1,000,000		2.750%, 12/12/2014	1,048,061
1,000,000		2.875%, 6/12/2015	1,061,663
16,100,000		4.750%, 9/11/2015 - 12/16/2016	18,080,349
23,000,000		3.125%, 3/11/2016	24,977,425
14,000,000		5.375%, 5/18/2016	16,372,797
		TOTAL	92,209,840

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Mortgage Corporation—7.7%
$18,000,000	[1]	4.750%, 1/19/2016	$20,429,674
14,000,000		5.250%, 4/18/2016	16,238,820
7,000,000		2.500%, 5/27/2016	7,483,561
10,000,000		1.750%, 5/30/2019	10,399,937
5,042,000		3.974%, 1/25/2021	5,788,343
23,000,000		2.375%, 1/13/2022	24,301,411
70,000		6.750%, 9/15/2029	107,819
3,300,000		6.250%, 7/15/2032	5,011,962
3,000,000		5.625%, 11/23/2035	3,439,391
		TOTAL	93,200,918
		Federal National Mortgage Association—8.8%
42,000,000	[1]	0.875%, 8/28/2014	42,416,560
8,000,000		0.750%, 12/19/2014	8,070,018
30,000,000	[1]	1.250%, 9/28/2016	30,771,768
25,000,000		1.550%, 10/4/2019	25,083,737
		TOTAL	106,342,083
		Tennessee Valley Authority Bonds—4.0%
37,550,000		5.500%, 7/18/2017	45,770,063
2,000,000		5.250%, 9/15/2039	2,692,692
		TOTAL	48,462,755
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $355,358,799)	376,893,620
		Mortgage-Backed Securities—14.7%
		Federal National Mortgage Association—14.7%
61,000,001		2.500%, 8/1/2027 - 11/1/2027	63,844,663
29,128,063		3.000%, 6/1/2027 - 8/1/2042	30,757,677
76,643,081	[3]	3.500%, 3/1/2026 - 12/1/2042	81,570,491
986,959		4.000%, 2/1/2042	1,074,816
		TOTAL	177,247,647
		Government National Mortgage Association—0.0%
114,337		6.500%, 10/15/2031	131,332
26,604		7.500%, 10/15/2026 - 10/15/2027	31,087
		TOTAL	162,419
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $174,880,170)	177,410,066
		Collateralized Mortgage Obligations—31.7%
		Federal Home Loan Mortgage Corporation—17.9%
7,657,279		REMIC K007 A1, 3.342%, 12/25/2019	8,356,265
20,352,091		REMIC K010 A1, 3.320%, 7/25/2020	22,207,719
20,661,213		REMIC K011 A1, 2.917%, 8/25/2020	22,314,755
18,247,378		REMIC K014 A1, 2.724%, 10/25/2020	19,616,216
11,000,000		REMIC K015 A2, 3.230%, 7/25/2021	12,191,074
13,214,308		REMIC K017 A1, 1.891%, 12/25/2020	13,747,307
17,000,000		REMIC K018 A2, 2.835%, 1/25/2022	18,215,651
20,000,000		REMIC K702 A2, 3.154%, 2/25/2018	21,930,710
20,500,000		REMIC K703 A2, 2.699%, 5/25/2018	22,199,415
20,700,000		REMIC K704 A2, 2.412%, 8/25/2018	21,997,000
15,000,000		REMIC K705 A2, 2.303%, 9/25/2018	15,937,866
9,551,258		REMIC 2601 DA, 4.000%, 4/15/2023	10,110,643
7,135,401		REMIC 3322 FB, 0.598%, 5/15/2037	7,140,756
		TOTAL	215,965,377

Principal Amount			Value
		Collateralized Mortgage Obligations—continued
		Federal National Mortgage Association—13.8%
$8,394		REMIC 1988-16 B, 9.500%, 6/25/2018	$9,488
4,367		REMIC 1989-35 G, 9.500%, 7/25/2019	5,073
10,000,000		REMIC 2005-87 PE, 5.000%, 12/25/2033	10,522,960
5,990,070		REMIC 2007-46 FA, 0.578%, 5/25/2037	5,997,514
2,980,645		REMIC 2008-17 PA, 4.500%, 10/25/2037	3,169,160
6,215,278		REMIC 2009-14 PB, 3.500%, 3/25/2024	6,565,088
3,526,431		REMIC 2009-14 PC, 4.000%, 3/25/2024	3,765,275
17,078,511		REMIC 2010-M6 A1, 2.210%, 9/25/2020	17,888,600
15,827,904		REMIC 2011-M7 A1, 2.049%, 9/25/2018	16,469,057
31,000,000		REMIC 2011-M7 A2, 2.578%, 9/25/2018	33,128,020
19,440,712		REMIC 2012-116 FA, 0.508%, 10/25/2042	19,450,188
14,975,288		REMIC 2012-119 FB, 0.558%, 11/25/2042	14,944,160
26,478,852		REMIC 2012-M1 A1, 1.811%, 10/25/2021	27,298,417
7,627,910		REMIC 2012-M14 AL, 2.988%, 9/25/2027	7,637,747
		TOTAL	166,850,747
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $367,240,452)	382,816,124
		Repurchase Agreements—7.0%
26,391,000		Interest in $3,810,000,000 joint repurchase agreement 0.23%, dated 11/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,073,025 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2042 and the market value of those underlying securities was $3,886,274,486.	26,391,000
41,795,000		Interest in $3,810,000,000 joint repurchase agreement 0.23%, dated 11/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,073,025 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2042 and the market value of those underlying securities was $3,886,274,486 (purchased with proceeds from securities lending collateral).	41,795,000
15,986,000	[4,5]	Interest in $1,000,000,000 joint repurchase agreement 0.23%, dated 11/14/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,178,889 on 12/12/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $1,020,123,818.	15,986,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	84,172,000
		TOTAL INVESTMENTS—105.7% (IDENTIFIED COST $1,205,745,724)[6]	1,276,489,863
		OTHER ASSETS AND LIABILITIES - NET—(5.7)%[7]	(68,971,722)
		TOTAL NET ASSETS—100%	$1,207,518,141
At November 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Note 10-Year Short Futures	70	$9,354,844	March 2013	$(41,173)
The average notional value of short futures contracts held by the Fund throughout the period was $35,806,852. This is based on the amounts held as of each month-end throughout the nine month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of November 30, 2012, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities on Loan	Market Value of Collateral
$40,585,063	$41,795,000
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
4	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.

5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	At November 30, 2012, the cost of investments for federal tax purposes was $1,205,745,724. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $70,744,139. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $71,059,553 and net unrealized depreciation from investments for those securities having an excess of cost over value of $315,414.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Funds Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S Treasury	$—	$255,198,053	$—	$255,198,053
Government Agencies		376,893,620		376,893,620
Mortgage-Backed Securities	—	177,410,066	—	177,410,066
Collateralized Mortgage Obligations	—	382,816,124	—	382,816,124
Repurchase Agreements	—	84,172,000	—	84,172,000
TOTAL SECURITIES	$—	$1,276,489,863	$—	$1,276,489,863
OTHER FINANCIAL INSTRUMENTS*	$(41,173)	$—	$—	$—
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Government Bond Fund

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 22, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date January 22, 2013